Annual Fund Operating Expenses - AIG Income Explorer Fund	Feb. 28, 2021
Class C
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.35%
Other Expenses	0.97%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursements	2.32%	[1]
Fee Waivers and/or Expense Reimbursements	1.33%	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.99%	[2],[3],[4]
Class W
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	1.42%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursements	3.42%	[1]
Fee Waivers and/or Expense Reimbursements	1.78%	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.64%	[2],[3],[4]
Class A
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees
Other Expenses	1.54%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursements	2.54%	[1]
Fee Waivers and/or Expense Reimbursements	1.75%	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.79%	[2],[3],[4]

[1]	Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement have been restated to exclude Acquired Fund Fees and Expenses and are estimated based on the Fund’s current investment strategies.
[2]	Any contractual waivers and/or reimbursements made by SunAmerica with respect to the Fund are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that such payments to SunAmerica shall not be made if they would cause the annual fund operating expenses of a class of the Fund to exceed the lesser of (a) the current expense limitation in effect at the time the waiver and/or reimbursement occurred, or (b) the current expense limitation in effect, if any.
[3]	Pursuant to an Advisory Fee Waiver Agreement, effective through February 28, 2022, SunAmerica is contractually obligated to waive its advisory fee with respect to the Fund so that the advisory fee payable by the Fund to SunAmerica equals 0.75% of average daily net assets. This agreement may be modified or discontinued prior to February 28, 2022, only with the approval of the Board, including a majority of the trustees of the Board who are not “interested persons” of SunAmerica Specialty Series as defined in the 1940 Act.
[4]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC (“SunAmerica”) is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 0.99%, 1.64% and 0.79% for Class A, Class C and Class W shares, respectively. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This agreement will continue in effect indefinitely, unless terminated by the Board of Trustees (the “Board”), including a majority of the trustees of the Board who are not “interested persons” of SunAmerica Specialty Series as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).